Document and Entity Information	9 Months Ended
Sep. 30, 2016 shares
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q3
Entity Registrant Name	Gold Reserve Inc.
Entity Central Index Key	0001072725
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	87,546,147